UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $212,313 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101     8168   156752 SH  Sole                             0   156752        0
ANHEUSER BUSCH COS INC         COM              035229103     5919   138397 SH  Sole                             0   138397        0
BANK OF AMERICA CORPORATION    COM              060505104     9097   199766 SH  Sole                             0   199766        0
BECKMAN COULTER INC            COM              075811109     6821   125002 SH  Sole                             0   125002        0
BP PLC                         SPONSORED ADR    055622104     9497   137763 SH  Sole                             0   137763        0
CHEVRON CORP NEW               COM              166764100     6214   107195 SH  Sole                             0   107195        0
CHUBB CORP                     COM              171232101     5202    54505 SH  Sole                             0    54505        0
CISCO SYS INC                  COM              17275R102     7460   344258 SH  Sole                             0   344258        0
CITIGROUP INC                  COM              172967101     8788   186060 SH  Sole                             0   186060        0
COCA COLA CO                   COM              191216100      246     5878 SH  Sole                             0     5878        0
COMCAST CORP NEW               CL A SPL         20030N200     8451   323531 SH  Sole                             0   323531        0
CONOCOPHILLIPS                 COM              20825C104     6762   107079 SH  Sole                             0   107079        0
DU PONT E I DE NEMOURS & CO    COM              263534109     5510   130535 SH  Sole                             0   130535        0
EATON CORP                     COM              278058102     9438   129340 SH  Sole                             0   129340        0
EXXON MOBIL CORP               COM              30231G102     7415   121844 SH  Sole                             0   121844        0
FEDEX CORP                     COM              31428X106    10046    88949 SH  Sole                             0    88949        0
GAP INC DEL                    COM              364760108     6828   365519 SH  Sole                             0   365519        0
GENERAL ELECTRIC CO            COM              369604103    10928   314199 SH  Sole                             0   314199        0
INTEL CORP                     COM              458140100     6772   347996 SH  Sole                             0   347996        0
JOHNSON & JOHNSON              COM              478160104     8860   149605 SH  Sole                             0   149605        0
JP MORGAN CHASE & CO           COM              46625H100     8586   206200 SH  Sole                             0   206200        0
KEYCORP NEW                    COM              493267108     2028    55118 SH  Sole                             0    55118        0
KRAFT FOODS INC                CL A             50075N104     9172   302593 SH  Sole                             0   302593        0
MICROSOFT CORP                 COM              594918104     8783   322797 SH  Sole                             0   322797        0
NORTH FORK BANCORPORATION NY   COM              659424105      210     7300 SH  Sole                             0     7300        0
PFIZER INC                     COM              717081103     4438   178081 SH  Sole                             0   178081        0
SUNTRUST BKS INC               COM              867914103     5554    76334 SH  Sole                             0    76334        0
TRANSOCEAN INC                 ORD              G90078109     8501   105864 SH  Sole                             0   105864        0
WAL MART STORES INC            COM              931142103     8745   185126 SH  Sole                             0   185126        0
WELLS FARGO & CO NEW           COM              949746101      515     8063 SH  Sole                             0     8063        0
ZIMMER HLDGS INC               COM              98956P102     7359   108864 SH  Sole                             0   108864        0